Restructuring Charges by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	$ (2)	$ 107
Total charges since inception	105
Operational Efficiency Initiatives 2011 | Investment Management
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	31	17
Total charges since inception	48
Operational Efficiency Initiatives 2011 | Investment Services
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	19	41
Total charges since inception	60
Operational Efficiency Initiatives 2011 | Other Operating Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	(52)	49
Total charges since inception	(3)
Global Location Strategy 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	(12)	(15)	35	35
Total charges since inception	147
Global Location Strategy 2009 | Investment Management
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	(1)		15
Total charges since inception	54
Global Location Strategy 2009 | Investment Services
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	(12)	(18)	26
Total charges since inception	64
Global Location Strategy 2009 | Other Operating Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charge (recovery)	1	3	(6)
Total charges since inception	$ 29